Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Notes Payable

6. Notes Payable

Convertible Notes Payable

The convertible promissory notes are considered hybrid instruments, which consist of a debt host instrument together with a conversion feature, thus giving the holder of a convertible note an option to convert into an equity instrument providing the holder a residual interest in the Company. The holder of a convertible promissory note also has the option to present its convertible promissory note to the Company and demand payment under the terms of the note after the maturity date or upon the occurrence of certain events such as the failure of the Company to make a payment on the note when due, bankruptcy or certain other liquidation events. The Company concluded that the convertible promissory notes would be accounted for as a typical debt instrument with related interest expense recorded in the Company’s statements of operations. The Company concluded that there is no beneficial conversion feature as of the date of issuance of the convertible notes.

First Secured Convertible Note and Warrant

On October 24, 2014, the Company issued a convertible promissory note in the amount of $5,000,000 to Hankey Capital, LLC (“Hankey Capital”). The Convertible Note matures on October 24, 2017 and bears interest at an annual rate of interest of the “prime rate” plus 4.0%, with a minimum rate of 8.5% per annum until maturity, with interest payable monthly in arrears. Prior to the Maturity Date, Hankey Capital has a right, in its sole discretion, to convert the Convertible Note into shares of the Company’s Common Stock, at a conversion rate equal to the greater of (i) $1.58 per share or (ii) 70% of the average daily price for the Common Stock as measured over the course of the 60 day period prior to the conversion.

The Convertible Note is secured by certain collateral shares of Common Stock issued by the Company in the name of Hankey Capital, in such amount so as to maintain a loan to value ratio of no greater than 50% (the “Collateral”). 6,329,114 shares were issued upon closing the lending. The number of shares in the Collateral shall be adjusted on a yearly basis. The shares representing the Collateral contain a restrictive legend. The Company shall seek to register the Collateral shares initially delivered on the date of the Convertible Note pursuant to the Registration Rights Agreement described below. Upon the effectiveness of such Registration Statement, the Company will remove the restrictive legends from the Collateral shares so long as Hankey Capital agrees in any event not to sell any Collateral shares if Hankey Capital is notified that the Registration Statement is no longer effective. Hankey Capital may hold the Collateral in any brokerage account of its choosing, but shall not transfer, sell or otherwise dispose of any Collateral, except during the existence of an Event of Default, as defined in the Convertible Note. The Convertible Note is further secured by collateral assignments of all the Company’s license agreements. The principal amount of the loan is pre-payable in whole or in part at any time, without premium or penalty. Upon any voluntary partial prepayment of outstanding principal, Hankey Capital will return Collateral shares to the Company in the amount necessary, if any, to maintain the loan to value ratio at no less than 50%. Upon a full payment of the outstanding principal, all Collateral shares shall be returned return and cancelled. Hankey Capital will also return Collateral shares under the same terms in case of partial or full conversion of the Convertible Note. The Company paid a commitment fee in the amount of 3.0% of the original principal amount of the loan ($150,000) to Hankey Capital. On October 24, 2014, the Company also issued a warrant to Hankey Capital for 3,955,697 shares of Common Stock at an exercise price per share of $1.58. The Warrant was amended as of February 10, 2016 to extend the expiration date to October 24, 2019. The Note and Warrant contain provisions limiting the exercise/conversion thereof.

Second Secured Convertible Note and Warrant

On May 4, 2015, the Company issued a convertible promissory note in the amount of $2,000,000 to Hankey Capital. The 2nd Convertible Note matures on May 4, 2018 and bears interest at an annual rate of interest of the “prime rate” plus 4.0%, with a minimum rate of 8.5% per annum until maturity, with interest payable monthly in arrears. Prior to the Maturity Date, Hankey Capital has a right, in its sole discretion, to convert the Convertible Note into shares of the Company’s Common Stock, at a conversion rate equal to the greater of (i) $1.58 per share or (ii) 70% of the average daily price for the Common Stock as measured over the course of the 60 day period prior to the conversion. The Convertible Note is secured by certain collateral shares of Common Stock issued by the Company in the name of Hankey Capital, in such amount so as to maintain a loan to value ratio of no greater than 50%. The number of shares in the Collateral shall be adjusted on a yearly basis. The Convertible Note is further secured by collateral assignments of all the Company’s license agreements. The principal amount of the loan is pre-payable in whole or in part at any time, without premium or penalty. Upon any voluntary partial prepayment of outstanding principal, Hankey Capital shall return Collateral shares to the Company in the amount necessary, if any, to maintain the loan to value ratio at no less than 50%. Upon a full payment of the outstanding principal, all the collateral shares shall be returned return and cancelled. Hankey Capital shall also return the collateral shares under the same terms in case of partial or full conversion of the Convertible Note. In connection with the Convertible Note, on May 4, 2015 the Company issued 2,531,646 common shares as collateral. The Company paid a commitment fee in the amount of $60,000 (3% of the original principal amount of the loan) to Hankey Capital. On May 4, 2015, the Company also issued a warrant to Hankey Capital for 1,898,734 shares of Common Stock at an exercise price per share of $1.58. The Warrant was amended as of February 10, 2016 to extend the expiration date to May 4, 2020. The Note and Warrant contain provisions limiting the exercise/conversion thereof.

Third Convertible Secured Term Note and Warrant

On February 24, 2016, the Company issued a convertible promissory note in the amount of $2,000,000 to Hankey Capital. The Convertible Note matures on February 23, 2019 (the “Maturity Date”) and bears interest at an annual rate of interest at the “prime rate” (as quoted in the “Money Rates” section of The Wall Street Journal) plus 4.0%, with a minimum rate of 8.5% per annum until maturity, with interest payable monthly in arrears. Prior to the Maturity Date, Hankey Capital has a right, in its sole discretion, to convert the Convertible Note into shares of the Company’s common stock (the “Conversion Shares”), at a conversion rate equal to $1.58 per share. The Convertible Note is secured by certain collateral shares of Common Stock issued by the Company in the name of Hankey Capital, in such amount so as to maintain a loan to value ratio of no greater than 50%. The number of Collateral Shares will be adjusted on a yearly basis. The Convertible Note is further secured by all of the Company’s personal property, including collateral assignments of all the Company’s license agreements and the Option Agreement. The principal amount of the loan is prepayable in whole or in part at any time, without premium or penalty. Upon any voluntary partial prepayment of outstanding principal, Hankey Capital will return Collateral Shares to the Company in the amount necessary, if any, to maintain the loan to value ratio at no less than 50%. Upon a full payment of the outstanding principal, all Collateral Shares will be returned and cancelled. Hankey Capital will also return Collateral Shares under the same terms in case of partial or full conversion of the Convertible Note. In connection with the Convertible Note, on February 24, 2016 the Company issued 2,531,646 common shares as collateral, paid a commitment fee in the amount of $40,000 (2% of the original principal amount of the Loan) and a warrant to Hankey Capital for 1,463,415 shares of Common Stock at an exercise price per share of $2.05. The Warrant will expire on February 23, 2021. The Note and Warrant contain provisions limiting the exercise/conversion thereof.

In connection with the financing with Hankey Capital, Hankey Capital exercised warrants to purchase an aggregate of 791,139 shares resulting in gross proceeds to the Company of $1,250,000, and the parties agreed to extend the maturity date of the first two convertible secured notes to December 31, 2019 and fix the conversion rate to $1.58. The Company also agreed to extend the term of all outstanding warrants to five years from issuance.

The total debt discount costs related to our outstanding debt for the three months ended March 31, 2016 and 2015, was $174,147 and $119,542, respectively. These costs were amortized to interest expense. The unamortized debt discount at March 31, 2016 was $3,092,226. The cost is expected to be recognized over a period of 3.75 years. The unamortized debt discount at December 31, 2015 was $1,383,905.

The total debt issuance costs related to our outstanding debt for the three months ended March 31, 2016 and 2015, was $70,311 and $414,917, respectively. These costs were amortized to interest expense. The unamortized debt issuance costs at March 31, 2016 was $580,564. The cost is expected to be recognized over a period of 3.75 years. The unamortized debt issuance costs at December 31, 2015 was $533,343.

Note Type	Issue Date	Maturity Date	Interest Rate	March 31, 2016	December 31, 2015
					(as adjusted)
First Secured Convertible Note	10/24/14	12/31/19	8.5%	5,000,000	5,000,000

Second Secured Convertible Note	5/4/15	12/31/19	8.5%	2,000,000	2,000,000

Third Secured Convertible Note	2/24/16	2/23/19	8.5%	2,000,000	-
				9,000,000	7,000,000
Less: Debt discount				3,092,226	1,383,905
Less: Debt issuance costs				580,564	533,343
Net Notes payable				$5,327,210	$5,082,752

7. Notes Payable

Convertible Notes Payable

The convertible promissory notes are considered hybrid instruments, which consist of a debt host instrument together with a conversion feature, thus giving the holder of a convertible note an option to convert into an equity instrument providing the holder a residual interest in the Company. The holder of a convertible promissory note also has the option to present its convertible promissory note to the Company and demand payment under the terms of the note after the maturity date or upon the occurrence of certain events such as the failure of the Company to make a payment on the note when due, bankruptcy or certain other liquidation events. The Company concluded that the convertible promissory notes would be accounted for as a typical debt instrument with related interest expense recorded in the Company’s statements of operations. The Company concluded that there is no beneficial conversion feature as of the date of issuance of the convertible notes.

First Secured Convertible Note and Warrant

On October 24, 2014, the Company issued a convertible promissory note in the amount of $5,000,000 (the “Convertible Note”) to Hankey Capital, LLC (“Hankey Capital”). The Convertible Note matures on October 24, 2017 (the “Maturity Date”) and bears interest at an annual rate of interest of the “prime rate” (as quoted in the “Money Rates” section of The Wall Street Journal) plus 4.0%, with a minimum rate of 8.5% per annum until maturity, with interest payable monthly in arrears. Prior to the Maturity Date, Hankey Capital has a right, in their sole discretion, to convert the Convertible Note into shares of the Company’s Common Stock, at a conversion rate equal to the greater of (i) $1.58 per share and (ii) 70% of the average daily price for the Common Stock as measured over the course of the 60 day period prior to the conversion.

The Convertible Note is secured by certain collateral shares of Common Stock issued by the Company in the name of Hankey Capital, in such amount so as to maintain a loan to value ratio of no greater than 50% (the “Collateral”). 6,329,114 shares were issued upon closing the Convertible Note. The number of shares in the Collateral shall be adjusted on a yearly basis. The shares representing the Collateral contain a restrictive legend. The Company shall seek to register the Collateral shares initially delivered on the date of the Convertible Note pursuant to a registration rights agreement (the “Registration Rights Agreement”) as described below. Upon the effectiveness of such Registration Statement, the Company will remove the restrictive legends from the Collateral shares so long as Hankey Capital agrees in any event not to sell any Collateral shares if Hankey Capital is notified that the Registration Statement is no longer effective. Hankey Capital may hold the Collateral in any brokerage account of its choosing, but shall not transfer, sell or otherwise dispose of any Collateral, except during the existence of an Event of Default, as defined in the Convertible Note. The Convertible Note is further secured by collateral assignments of all the Company’s license agreements.

The principal amount of the loan is pre-payable in whole or in part at any time, without premium or penalty. Upon any voluntary partial prepayment of outstanding principal, Hankey Capital shall return Collateral shares to the Company in the amount necessary, if any, to maintain the loan to value ratio at no less than 50%. Upon a full payment of the outstanding principal, all Collateral shares shall be returned return and cancelled. Hankey Capital shall also return Collateral shares under the same terms in case of partial or full conversion of the Convertible Note.

The Company paid a commitment fee in the amount of $150,000 (3% of the original principal amount of the loan) to Hankey Capital. The Company intends to use the proceeds of the Convertible Note for working capital and general corporate purposes.

On October 24, 2014, the Company also issued a warrant to Hankey Capital for 3,955,697 shares of Common Stock at an exercise price per share of $1.58 (the “Warrant”). The Warrant will expire on October 24, 2017. The Warrant also includes such other terms that are normal and customary for warrants of this type.

Registration Rights Agreement

On October 24, 2014, the Company entered into a Registration Rights Agreement with Hankey Capital, for certain demand registration rights and unlimited piggyback registration rights for the shares underlying the Convertible Note and the Warrant, and subject to an agreed lock up period. Pursuant to the Registration Rights Agreement, Hankey Capital may at any time request registration of their registrable shares. Within 30 days of such demand, the Company will provide written notice of such request to all other holders of registrable securities and will include in such registration all registrable shares with respect to which the Company has received written requests for inclusion within twenty-five (25) days after delivery of the Company’s notice. The Company has agreed to pay all registration expenses relating to up to three long-form registrations or short-form registrations for Hankey Capital.

Whenever the Company proposes to register any of its securities under the Securities Act of 1933, as amended (the “Securities Act”)(other than pursuant to a demand registration under the Registration Rights Agreement) and the registration form to be used may be used for the registration of any registrable shares, the Company will give prompt written notice to all holders of the registrable shares of its intention to effect such a registration and will include in such registration all registrable shares (in accordance with the priorities set forth in the Registration Rights Agreement) with respect to which the Company has received written requests for inclusion within fifteen (15) days after the delivery of the Company’s notice. Pursuant to Registration Rights Agreement, holders of registrable shares and the Company agree not to effect any public sale or distribution of equity securities of the Company, or any securities convertible into or exchangeable or exercisable for such securities, during the nine (6) months following, the effective date of the Company’s merger with Bone Biologics, Inc. on September 19, 2014.

On October 24, 2014, Forefront Capital (“Forefront”) was issued a warrant to purchase 126,582 shares of Common Stock upon completion of the Hankey Capital Convertible Note.

Second Secured Convertible Note and Warrant

On May 4, 2015, the Company issued a convertible promissory note in the amount of $2,000,000 (the “Second Convertible Note”) to Hankey Capital. The Second Convertible Note matures on May 4, 2018 (the “Second Maturity Date”) and bears interest at an annual rate of interest of the “prime rate” (as quoted in the “Money Rates” section of The Wall Street Journal) plus 4.0%, with a minimum rate of 8.5% per annum until maturity, with interest payable monthly in arrears. Prior to the Second Maturity Date, Hankey Capital has a right, in their sole discretion, to convert the Second Convertible Note into shares of the Company’s Common Stock, at a conversion rate equal to the greater of (i) $1.58 per share or (ii) 70% of the average daily price for the Common Stock as measured over the course of the 60 day period prior to the conversion.

The Second Convertible Note is secured by certain collateral shares of Common Stock issued by the Company in the name of Hankey Capital, in such amount so as to maintain a loan to value ratio of no greater than 50% (the “Second Collateral”). The number of shares in the Second Collateral shall be adjusted on a yearly basis. The shares representing the Second Collateral contain a restrictive legend. Hankey Capital may hold the Second Collateral in any brokerage account of its choosing, but shall not transfer, sell or otherwise dispose of any Second Collateral, except during the existence of an Event of Default, as defined in the Second Convertible Note. The Second Convertible Note is further secured by collateral assignments of all the Company’s license agreements.

The principal amount of the loan is pre-payable in whole or in part at any time, without premium or penalty. Upon any voluntary partial prepayment of outstanding principal, Hankey Capital shall return Second Collateral shares to the Company in the amount necessary, if any, to maintain the loan to value ratio at no less than 50%. Upon a full payment of the outstanding principal, all the collateral shares shall be returned return and cancelled. Hankey Capital shall also return the collateral shares under the same terms in case of partial or full conversion of the Second Convertible Note.

In connection with the Second Convertible Note to Hankey Capital, on May 4, 2015 the Company issued 2,531,646 common shares as collateral.

The Company paid a commitment fee in the amount of $60,000 (3% of the original principal amount of the loan) to Hankey Capital. The Company intends to use the proceeds of the Convertible Note for working capital and general corporate purposes.

On May 4, 2015, the Company also issued a warrant to Hankey Capital for 1,898,734 shares of Common Stock at an exercise price per share of $1.58 (the “Second Warrant”). The Second Warrant will expire on May 4, 2018. The Second Warrant includes such other terms that are normal and customary for warrants of this type.

Under the terms of both the Second Convertible Note and the Second Warrant, at any time that any of the Company’s equity securities are registered under Section 12 of the Securities and Exchange Act of 1934, the aggregate number of Common Stock shares that may be acquired by Hankey Capital upon any exercise of any conversion under the Second Convertible Note or exercise of the Second Warrant, shall be limited to the extent necessary to insure that, following such exercise, or other acquisition, the total number of Common Stock shares then beneficially owned by Hankey Capital and its affiliates may not exceed 4.999% of the total number of issued and outstanding Common Stock. The Company shall, instead of issuing or transferring Common Stock in excess of this limitation, suspend its obligation to issue Common Stock in excess of the foregoing limitation until such time, if any, as such Common Stock shares may be issued in compliance with such limitation; provided, that, by written notice to the Company, Hankey Capital may waive the provisions of this section or increase or decrease the maximum percentage to any other percentage specified in such notice; provided further that any such waiver or increase or decrease will not be effective until the 61st day after such notice is received by the Company.

The total debt discount costs related to our outstanding debt for the years ended December 31, 2015 and 2014, was $623,101 and $437,115, respectively. These costs were amortized to interest expense. The unamortized debt discount at December 31, 2015 was $1,383,905. The cost is expected to be recognized over a period of 2 years. The unamortized debt discount at December 31, 2014 was $1,354,806.

Note Type	Issue Date	Maturity Date	Interest Rate	December 31, 2015	December 31, 2014

Secured Convertible Note	10/24/14	10/24/17	8.5%	5,000,000	5,000,000

Second Secured Convertible Note	5/4/15	5/4/18	8.5%	2,000,000	-0-
				7,000,000	5,000,000
Less: Debt discount				1,383,905	1,354,806
Net Notes payable				$5,616,095	$3,645,194